Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in non-cash working capital:
Trade receivables and other	$ (2,577)	$ 1,494
Trade payables and other	(1,014)	203
Net (decrease) increase in cash	(3,591)	1,697
Significant non-cash transactions:
Financial instrument received on disposal of Stream, royalty and other interests	0	122,745
Versamet common shares received in consideration for a convertible debenture payment	14,187	17,249
Versamet common shares received on disposal of Stream, royalty and other interests	$ 0	$ 14,988